Segments of Business and Geographic Areas (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	$ 3,895	$ 4,104	$ 3,666
Consumer [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	577	539	575
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	1,053	1,075	1,010
Medical Devices [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	1,974	2,224	1,857
Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	3,604	3,838	3,442
General Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	$ 291	$ 266	$ 224